Shareholders' Equity - Common Stock and Warrants (Details)		1 Months Ended										6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 14, 2014 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) $ / shares shares	Jan. 31, 2015 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	May. 31, 2014 $ / shares shares	Jan. 31, 2014 USD ($) $ / shares shares	Nov. 30, 2013 shares	Jun. 30, 2013 USD ($) shares	Feb. 28, 2013 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) shares	Sep. 30, 2013 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) shares	Dec. 31, 2013 USD ($) director $ / shares shares	Apr. 13, 2015 $ / shares	Mar. 18, 2014 $ / shares shares	Mar. 17, 2014 $ / shares shares	Jan. 14, 2014 $ / shares shares
Shareholders' Equity
Debt conversion, holders' share premium (as percent)											10.00%
Debt converted						$ 6,301,241		$ 986,793									$ 6,744,139
Conversion of debt into shares (in shares) | shares						5,139,169		246,867									1,854,638
Value of premium shares expensed																	$ 674,414
Debt conversion rate, prior to adjustment (in dollars per share) | $ / shares														$ 9.00
Debt conversion rate (in dollars per share) | $ / shares														$ 4.00
Additional shares issued due to adjustment in debt conversion rate (in shares) | shares														427,619
Additional shares issued due to adjustment in debt conversion rate														$ 1,710,475
Cancellation of warrants, shares that were available for purchase under warrant agreement (in shares) | shares																	1,948,948
Common stock, shares authorized | shares		500,000,000			500,000,000							500,000,000			500,000,000		500,000,000		500,000,000	22,500,000
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001							$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.01
Adjustment for fair value of warrants												$ 2,646,170	$ (100,000)
Private Placement
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares		0.4816										$ 0.4816
Conversion Agreement
Shareholders' Equity
Percentage of the number of shares of common stock received under the conversion agreement					100.00%										100.00%
Director
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares		$ 0.4378										$ 0.4378
Shares that may be purchased under warrant agreement | shares		913,659										913,659
Director One
Shareholders' Equity
Principal amount of debt that is secured by personal assets of a director																	$ 1,105,000
Investor
Shareholders' Equity
Number of common shares exchanged for warrants | shares					162,662
Fair value of common stock on date of issuance exchanged for warrants					$ 650,647										$ 650,647
Lender
Shareholders' Equity
Debt converted										$ 140,000
Former director
Shareholders' Equity
Debt converted																	1,100,000
Common Stock Warrants
Shareholders' Equity
Ratio of warrants exchanged into common shares									0.20
Warrants outstanding exchanged for common stock (in shares) | shares									389,790			19,692			19,692
Cancellation of warrants, shares that were available for purchase under warrant agreement (in shares) | shares									1,948,948			3,938			3,938
Fair value of shares issued in excess of the warrants exchanged												$ 7,906			$ 7,906		681,189
Exercise price of warrants exchanged during period (in dollars per share) | $ / shares												$ 4.00			$ 4.00
Exercise price of warrants (in dollars per share) | $ / shares					$ 2.00	$ 1.88									$ 2.00
Fair value of warrants issued during period		$ 2,787															$ 157,000
Shares that may be purchased under warrant agreement | shares					2,229,702	3,289,086									2,229,702		232,450
Period of warrant		5 years				5 years									5 years
Price of warrants expressed as a percentage of the initial public offering price, upon conversion of debt						125.00%
Debt converted resulting in warrants issued						$ 5,100,000
Number of warrants issued as inducement for debt conversion to equity						$ 2,583,333
Adjustment for fair value of warrants															$ 46,000
Fair value of warrants related to convertible preferred stock issuance					$ 163,570										$ 163,570
Common Stock Warrants | Minimum
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares																	$ 4.00
Common Stock Warrants | Maximum
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares																	$ 5.00
Common Stock Warrants | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares					$ 1.15										$ 1.15
Common Stock Warrants | Private Placement | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares					1.15										1.15
Common Stock Warrants | Conversion Agreement
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares					$ 2.00										$ 2.00
Period of warrant					5 years
Common Stock Warrants | Short term notes payable
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares								$ 3.60													$ 3.60
Fair value of warrants issued during period															$ 573
Shares that may be purchased under warrant agreement | shares								821,250													821,250
Warrants issued equal to percentage of principal amount of debt								25.00%
Total borrowings																$ 3,285,000
Warrants related to short term notes that were converted into equity | shares								302,500
Common Stock Warrants | Short term notes payable | Minimum
Shareholders' Equity
Period of warrant								3 years
Common Stock Warrants | Short term notes payable | Maximum
Shareholders' Equity
Period of warrant								5 years
Common Stock Warrants | Short term notes payable | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares																		$ 1.40
Common Stock Warrants | Director
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares	$ 1.88
Shares that may be purchased under warrant agreement | shares	2,250,000
Period of warrant	5 years	5 years
Common Stock Warrants | Director | Short term notes payable
Shareholders' Equity
Shares that may be purchased under warrant agreement | shares																718,750
Total borrowings																$ 2,875,000
Common Stock Warrants | Director | Senior Secured Note Payable, due August 2013
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares											$ 4.00
Fair value of warrants issued during period											$ 205,000
Shares that may be purchased under warrant agreement | shares											281,250
Common Stock Warrants | Director One
Shareholders' Equity
Fair value of warrants issued during period																	$ 389,000
Shares that may be purchased under warrant agreement | shares																	76,560
Common Stock Warrants | Director One | Conversion Agreement
Shareholders' Equity
Shares that may be purchased under warrant agreement | shares					438,161										438,161
Common Stock Warrants | Director Two
Shareholders' Equity
Fair value of warrants issued during period																	$ 42,100
Shares that may be purchased under warrant agreement | shares																	8,291
Common Stock Warrants | Director Two | Conversion Agreement
Shareholders' Equity
Shares that may be purchased under warrant agreement | shares					591,432										591,432
Common Stock Warrants | Placement Agent | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares					$ 1.15										$ 1.15
Shares that may be purchased under warrant agreement | shares					109,931										109,931
Period of warrant															5 years
Common Stock Warrants | Placement Agent | Private Placement
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares					$ 2.00										$ 2.00
Period of warrant												5 years			5 years
Common Stock Warrants | Placement Agent | Private Placement | Maximum
Shareholders' Equity
Shares that may be purchased under warrant agreement | shares					100,224										100,224
Common Stock Warrants | Investor
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares				$ 1.40	$ 1.50										$ 1.50
Fair value of warrants issued during period					$ 60,327
Shares that may be purchased under warrant agreement | shares				75,000	325,324										325,324
Period of warrant				10 years	5 years
Adjustment for fair value of warrants												$ 11,238
Common Stock Warrants | Guarantee of Lease by Director [Member] | Director
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares		$ 0.44	$ 1.15									$ 0.44
Fair value of warrants issued during period		$ 22,000	$ 76,489
Shares that may be purchased under warrant agreement | shares		241,900	407,614									241,900
Period of warrant		5 years	5 years
Common Stock Warrants | Guarantee of Lease by Director [Member] | Director | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares			$ 1.15
Shares that may be purchased under warrant agreement | shares			407,614
Period of warrant			5 years
Common Stock Warrants | Consulting firm
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares							$ 1.50
Period of warrant							5 years
Shares that may be purchased under warrant agreement for each of the three directors | shares							50,000
Number of warrants to be issued upon achievement of certain performance goals | shares							30,000
Adjustment for fair value of warrants															$ 20,611
Common Stock Warrants | Consulting firm | Expected
Shareholders' Equity
Period of warrant							5 years
Common Stock
Shareholders' Equity
Issuance of shares (in shares) | shares			74,765												4,542,782		319,000
Share price (in dollars per share) | $ / shares																	$ 4.00
Gross proceeds from issuance of stock																	$ 1,276,000
Stock issued as consideration for reverse merger (in shares) | shares													456,486		488,970
Common stock issued for debt issuance (in shares) | shares												332,028			382,809
Equity impact of common shares exchanged for warrants															$ (16)
Common Stock | IPO
Shareholders' Equity
Issuance of shares (in shares) | shares	4,500,000
Share price (in dollars per share) | $ / shares	$ 1.50
Gross proceeds from issuance of stock	$ 6,750,000
Common Stock | Director
Shareholders' Equity
Common stock issued for debt issuance (in shares) | shares															382,809
Common Stock | Lender
Shareholders' Equity
Conversion of debt into shares (in shares) | shares										35,000
Additional Paid In Capital
Shareholders' Equity
Equity impact of common shares exchanged for warrants					$ (590,320)										$ (590,304)
Accumulated Deficit
Shareholders' Equity
Equity impact of common shares exchanged for warrants															$ 590,320
Accumulated Deficit | Investor
Shareholders' Equity
Equity impact of common shares exchanged for warrants					$ 590,320
Notes payable to bank | Director
Shareholders' Equity
Number of directors that have agreed to guarantee the debt instrument | director																	3
Maximum guarantee amount by each of three directors																	$ 1,041,000
Notes payable to bank | Common Stock Warrants | Director
Shareholders' Equity
Fair value of warrants issued to each of three directors for the guarantee of debt																	$ 1,191,000
Shares that may be purchased under warrant agreement for each of the three directors | shares																	78,125